UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2009

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 53.2% (38.3% of Total Investments)

	Diversified – 0.0%

947	Vornado Realty Trust	$31,478

	Office – 8.2%

153,400	Boston Properties, Inc.	5,373,602
294,900	Douglas Emmett Inc.	2,179,311
166,800	SL Green Realty Corporation	1,801,440

	Total Office	9,354,353

	Residential – 13.1%

105,908	AvalonBay Communities, Inc.	4,984,030
369,700	Equity Residential	6,783,995
302,400	Post Properties, Inc.	3,066,336

	Total Residential	14,834,361

	Retail – 14.6%

178,800	Federal Realty Investment Trust	8,224,800
274,400	Macerich Company	1,717,745
140,000	Regency Centers Corporation	3,719,800
83,271	Simon Property Group, Inc.	2,884,507

	Total Retail	16,546,852

	Specialized – 17.3%

1,459,200	Extra Space Storage Inc.	8,040,192
301,000	Health Care Property Investors Inc.	5,372,850
278,400	Ventas Inc.	6,294,624

	Total Specialized	19,707,666

	Total Real Estate Investment Trust Common Stocks (cost $121,316,153)	60,474,710

Shares	Description (1)	Coupon	Value

	Real Estate Investment Trust Preferred Stocks – 75.2% (54.2% of Total Investments)

	Diversified – 21.2%

679,942	Duke-Weeks Realty Corporation	6.950%	$5,779,507
115,300	Lexington Corporate Properties Trust, Series B	8.050%	1,049,230
686,600	Lexington Realty Trust	7.550%	5,506,532
400,000	PS Business Parks, Inc., Series O	7.375%	6,400,000
196,000	Vornado Realty Trust, Series G	6.625%	2,747,920
75,200	Vornado Realty Trust, Series H	6.750%	1,075,360
102,000	Vornado Realty Trust, Series I	6.625%	1,545,300

	Total Diversified		24,103,849

	Industrial – 2.6%

211,000	AMB Property Corporation, Series P	6.850%	2,991,980

	Office – 8.3%

12,141	Highwoods Properties, Inc., Series A	8.625%	7,956,149
43,419	Highwoods Properties, Inc., Series B	8.000%	715,762
81,000	HRPT Properties Trust, Series C	7.125%	799,470

	Total Office		9,471,381

	Residential – 9.5%

511,100	Apartment Investment & Management Company, Series U	7.750%	5,162,110
179,300	Apartment Investment & Management Company, Series Y	7.875%	1,852,169
253,325	BRE Properties, Series D	6.750%	3,726,411

	Total Residential		10,740,690

	Retail – 8.6%

103,400	Saul Centers, Inc.	9.000%	2,088,680
143,100	Taubman Centers, Inc., Series G	8.000%	2,176,551
356,900	Taubman Centers, Inc., Series H	7.625%	5,446,294

	Total Retail		9,711,525

	Specialized – 25.0%

103,300	Hersha Hospitality Trust, Series A	8.000%	841,895
799,900	Hospitality Properties Trust, Series C	7.000%	9,318,834
678,999	Public Storage, Inc., Series I	7.250%	13,240,482
76,462	Public Storage, Inc., Series K	7.250%	1,470,364
175,000	Strategic Hotel Capital Inc., Series B	8.250%	437,500
320,000	Strategic Hotel Capital Inc., Series C	8.250%	800,000
274,300	Sunstone Hotel Investors Inc., Series A	8.000%	2,331,550

	Total Specialized		28,440,625

	Total Real Estate Investment Trust Preferred Stocks (cost $162,232,526)		85,460,050

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value

	Convertible Bonds – 2.7% (1.9% of Total Investments)

	Retail – 2.7%

$6,500	Macerich Company, Convertible Bond	3.250%	3/15/12	N/R	$3,063,125

	Total Convertible Bonds (cost $5,416,773)				3,063,125

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.8% (5.6% of Total Investments)

$8,833	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $8,833,034, collateralized by $8,980,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $9,013,675	0.100%	4/01/09	$8,833,009

	Total Short-Term Investments (cost $8,833,009)			8,833,009

	Total Investments (cost $297,798,461) – 138.9%			157,830,894

	Borrowings – (18.9)% (2)(3)			(21,500,000)

	Other Assets Less Liabilities – 5.0%			(5,704,826)

	Taxable Auction Preferred Shares, at Liquidation Value – (15.0)% (2)			(17,000,000)

	Net Assets Applicable to Common Shares – 100%			$113,626,068

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
    Level 1 – Quoted prices in active markets for identical securities.
    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$146,811,620	$11,019,274	$—	$157,830,894

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments was $300,290,064.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$5,485,175
Depreciation	(147,944,345)

Net unrealized appreciation (depreciation) of investments	$(142,459,170)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Borrowings and Taxable Auction Preferred Shares, at Liquidation Value as a percentage of Total Investments are 13.6% and 10.8%, respectively.

(3)
The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $69,792,843 have been pledged as collateral for Borrowings.

N/R	Not rated.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009